Accounting policies - Translation of foreign currency balances (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) Argentian_peso / € stage	Dec. 31, 2018 EUR (€) Argentian_peso / €	Dec. 31, 2017 EUR (€)
Foreign currency transactions
Number of consecutive stages | stage	2
Adjustment to correct for effect of inflation			€ 0
Reclassification adjustments on exchange differences on translation, net of tax	€ 154,000,000	€ 398,000,000	1,716,000,000
Revaluation gains/(losses)			€ 131,000,000
Closing foreign exchange rate | Argentian_peso / €	67.26	43.12